Consolidated Statements of Income - JPY (¥) shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Statement [Abstract]
Net sales (Note 7)	¥ 1,422,754	¥ 1,479,627	¥ 1,526,536
Cost of sales	1,049,472	1,093,467	1,137,137
Gross profit	373,282	386,160	389,399
Selling, general and administrative expenses (Notes 2, 4, 13 and 16)	268,740	279,361	277,515
Loss on impairment of goodwill (Notes 4 and 9)		14,143	18,456
Profit from operations	104,542	92,656	93,428
Other income (expenses):
Interest and dividend income (Note 3)	32,364	28,609	22,783
Interest expense	(901)	(1,814)	(1,718)
Foreign currency transaction gains, net (Note 12)	1,278	3,820	4,499
Gains on sales of securities, net (Note 3)	193	20,600	505
Other, net	373	1,712	2,365
Nonoperating Income (Expense), Total	33,307	52,927	28,434
Income before income taxes	137,849	145,583	121,862
Income taxes (Note 15):
Current	36,831	49,187	46,304
Deferred	(8,389)	(17,795)	(49,745)
Income taxes	28,442	31,392	(3,441)
Net income	109,407	114,191	125,303
Net income attributable to noncontrolling interests	(5,564)	(5,144)	(9,428)
Net income attributable to shareholders of Kyocera Corporation	¥ 103,843	¥ 109,047	¥ 115,875
Net income attributable to shareholders of Kyocera Corporation:
Basic	¥ 282.62	¥ 297.24	¥ 315.85
Diluted	282.62	297.24	315.85
Cash dividends declared per share:
Per share of common stock	¥ 110.00	¥ 100.00	¥ 100.00
Average number of shares of common stock outstanding:
Basic	367,428	366,859	366,864
Diluted	367,428	366,859	366,864